Concentration (Details) - Schedule of total accounts payable - CNY (¥)	Dec. 31, 2022		Dec. 31, 2021
Cargo Link Logistics HK Company Limited [Member]
Dividends Payable [Line Items]
Total accounts payable	¥ 7,185,007		¥ 60,772,958
Percentage of accounts payable	28.10%		59.10%
Customer A [Member]
Dividends Payable [Line Items]
Total accounts payable	¥ 3,261,998			[1]
Percentage of accounts payable	12.80%			[1]
Customer B [Member]
Dividends Payable [Line Items]
Total accounts payable		[1]	¥ 11,676,432
Percentage of accounts payable		[1]	11.40%

[1]	Represented the percentage below 10%